Stock-Based Compensation - Schedule of assumptions used to determine fair value of options granted (Details) - $ / shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (in dollars per share)	$ 10.52
Expected term (in years)	5 years 10 months 9 days
Expected volatility	47.00%	40.00%
Risk-free interest rate	0.57%
Expected dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (in dollars per share)		$ 3.94
Expected term (in years)		5 years 10 months 17 days
Risk-free interest rate		1.45%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (in dollars per share)		$ 4.17
Expected term (in years)		6 years 21 days
Risk-free interest rate		1.46%